STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
For options
granted until
August 30,
2013
Expected option life (years)	10.0
Expected stock price volatility (%)	98 - 105
Risk free interest rate (%)	1.53 - 1.86
Expected dividend yield (%)	0.0

For options granted
during the year
ended
November 30,
2012
Expected option life (years)	10.0
Expected stock price volatility (%)	104 - 105
Risk free interest rate (%)	1.53 - 1.86
Expected dividend yield (%)	0.0

Schedule of Stock Options Granted to Employees and Directors [Table Text Block]
		Nine months ended
	August 31, 2013		August 31, 2012

		Weighted		Weighted
	Number	average	Number	average
	Of	exercise	of	exercise
	Options	price	options	price
		$		$
Options outstanding at the beginning of the year	10,315,815	0.297	-	-
Changes during the period:
Granted - at market price	250,000	0.75	10,315,815	0.186
Expired	-	-	-	-

Options outstanding at end of the period	10,565,815	0.313	10,315,815	0.186

Options exercisable at end of the period	4,455,602	0.27	1,854,603	0.172

		Weighted average
	Number of	remaining	Weighted average
Exercise	outstanding	contractual	Exercise	Aggregate
prices	options	Life	price	intrinsic value
$		Years	$	$
0.0001	2,781,905	9.17	0.0001	1,947,055
0.001	3,338,285	9.17	0.001	2,333,461
0.69	2,781,905	9.17	0.69	27,819
0.79	235,630	9.68	0.79	-
0.79	706,890	9.60	0.79	-

0.85	471,200	9.51	0.85	-
	10,315,815	9.23	0.297	4,308,335

Schedule of Information Stock Options Granted to Employees and Directors [Table Text Block]
		Weighted average
	Number of	remaining	Weighted average
Exercise	oustanding	contractual	Exercise	Aggregate
price	options	Life	price	intrinsic value
$		Years	$	$
0.0001	2,781,905	8.42	0.0001	2,086,151
0.001	3,338,285	8.42	0.001	2,500,375
0.69	2,781,905	8.42	0.69	166,914
0.75	250,000	9.87	0.75	-
0.79	942,520	8.85	0.79	-
0.85	471,200	8.76	0.85	-
	10,565,815	8.51	0.31	4,753,440

Schedule of Disclosure of Share-based Compensation Stock Options Exercisable [Table Text Block]
	Number of
	Exercisable	Total
Exercise price	options	Exercise value
$		$
0.0001	2,781,905	278
0.69	1,390,953	959,757
0.79	188,504	148,918
0.85	94,240	80,104
	4,455,602	1,189,058

	Number of
Exercise	Exercisable	Total
prices	options	Exercise value
$		$
0.0001	2,086,429	209
0.69	695,476	479,879
	2,781,905	480,088

Schedule of Fair Value of Stock Options Granted Valuation Assumptions [Table Text Block]
For options granted
until
August 31,
2013
Expected option life (years)	10.0
Expected stock price volatility (%)	98 - 110
Risk free interest rate (%)	1.53 - 2.78
Expected dividend yield (%)	0.0

For options granted
during the year
ended
November 30,
2012
Expected option life (years)	10.0
Expected stock price volatility (%)	104 - 110
Risk free interest rate (%)	1.51 - 1.62
Expected dividend yield (%)	0.0

Schedule of Stock Options Granted to Non-Employees [Table Text Block]
	Nine months ended
	August 31, 2013		August 31, 2012

		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
		$		$
Options outstanding at beginning of year	1,278,104	0.95	-	-
Changes during the year:
Granted - at market price	100,000	0.96	1,178,104	0.97
Expired			-	-
Options outstanding at end of the period	1,378,104	0.94	1,178,104	0.97
Options exercisable at end of the period	624,418	0.8	176,726	0.69

	2012
		Weighted
	Number	Average
	of	exercise
	options	price
		$
Options outstanding at the beginning of the year	-	-
Changes during the year:
Granted - at market price	1,278,104	0.95
Expired	-	-
Options outstanding at end of the year	1,278,104	0.95
Options exercisable at end of the year	176,726	0.69

Schedule of Information Options Granted to Non-Employees [Table Text Block]
		Weighted
		average	Weighted
	Number of	Remaining	Average
Exercise	Outstanding	Contractual	Exercise	Aggregate
prices	options	Life	Price	intrinsic value
$		Years		$
0.61	100,000	9.22	0.61	14,000
0.69	706,904	8.42	0.69	42,414
0.96	100,000	9.59	0.96	-
1.4	471,200	8.62	1.4	-
	1,378,104	8.63	0.942	56,414

Schedule of Stock Options Exercisable [Table Text Block]
	Number of
Exercise	Exercisable	Total
prices	options	Exercise price
		$
0.69	530,178	365,822
1.4	94,240	131,936
	624,418	497,758

	Number of
Exercise	exercisable	Total
prices	options	Exercise price
$		$
0.69	176,726	121,941
	176,726	121,941

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012
		Weighted
	Number	Average
	of	exercise
	options	price
		$
Options outstanding at the beginning of the year	-	-
Changes during the year:
Granted - at market price	10,315,815	0.297
Expired	-	-
Options outstanding at end of the year	10,315,815	0.297
Options exercisable at end of the year	2,781,905	0.17

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options Granted to Employees Outstanding [Table Text Block]
		Weighted
		average	Weighted
	Number of	remaining	average
Exercise	outstanding	contractual	Exercise	Aggregate
prices	options	Life	price	intrinsic value
$		Years	$	$
1.4	471,200	9.37	1.4	-
0.69	706,904	9.17	0.69	7,069
0.61	100,000	9.98	0.61	9,000
	1,278,104	9.31	0.95	16,069